Commitments (Forum Energy PLC)	12 Months Ended
Dec. 31, 2011
Forum Energy PLC
Commitments

16	COMMITMENTS

At 31 December 2011, the Group had commitments totalling US$6 million in operational and exploration expenditure, for the second sub-phase programme over Service Contract SC72 (“SC72”) (31 December 2010: US$3 million).